Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.3
Entity Registrant Name	Curative Biotechnology, Inc
Entity Central Index Key	0001400271
Entity Primary SIC Number	2836
Entity Tax Identification Number	26-1412177
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1825 NW Corporate Blvd
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	907-8990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false